NATURE OF BUSINESS AND BASIS OF PRESENTATION AND LIQUIDITY: (Details Narrative) - USD ($)	Apr. 30, 2022	Apr. 30, 2021
Recast [Member]
Retained Earnings (Accumulated Deficit)	$ 55,261,714	$ 53,906,790